Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax provision
Federal	$ 9,979	$ (11,568)	$ 68,886
State and local	429	1,709	137
Foreign	146,055	98,433	113,468
Total current income tax provision	156,463	88,574	182,491
Deferred tax provision
Federal	(41,126)	(8,287)	74,446
State and local	7,598	(7,092)	(11,537)
Foreign	(25,751)	34,781	(4,020)
Total deferred income tax provision	(59,279)	19,402	58,889
Total taxes on income	$ 97,184	$ 107,976	$ 241,380